Portfolio of investments—September 30, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.31%
California: 0.31%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A 144Aø	$17,000,000	$ 17,000,000
Total Closed end municipal bond fund obligations (Cost $17,000,000)		17,000,000

	Interest rate	Maturity date
Municipal obligations: 97.78%
Alabama: 1.91%
Airport revenue: 0.10%
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00%	7-1-2036	500,000	594,451
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	592,662
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	472,960
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	882,961
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	965,326
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	655,961
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	780,231
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	842,469
				5,787,021
GO revenue: 0.07%
Birmingham AL CAB Series A1	5.00	3-1-2045	3,160,000	3,660,646
Health revenue: 0.05%
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,270,878
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,268,731
				2,539,609
Tax revenue: 0.72%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	28,677,730
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	9,000,000	11,043,804
				39,721,534
Utilities revenue: 0.86%
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	7,660,000	8,627,226
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	28,850,000	31,306,638
Southeast Energy Authority Alabama Project #1 Series A	4.00	11-1-2051	6,465,000	7,603,056
				47,536,920
Water & sewer revenue: 0.11%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	653,784
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,592,872
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,919,642
				6,166,298
				105,412,028
Alaska: 0.04%
Health revenue: 0.04%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,384,236
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arizona: 1.54%
Education revenue: 0.37%
Arizona Board of Regents University of Arizona Series C	5.00%	8-1-2027	$ 1,000,000	$ 1,236,752
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2029	1,005,000	1,296,567
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2051	2,100,000	2,307,323
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	1,500,000	1,634,742
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	3,000,000	3,161,062
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,188,910
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,642,151
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,286,752
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,030,686
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,554,391
				20,339,336
GO revenue: 0.08%
Maricopa County AZ Special Health Care District Series D	4.00	7-1-2035	3,500,000	4,263,794
Health revenue: 0.24%
Arizona Health Facilities Authority Revenue Bond Banner Health Series 2012A	4.00	1-1-2043	5,565,000	5,617,287
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,436,928
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,008,169
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,008,367
				13,070,751
Miscellaneous revenue: 0.81%
Arizona Board Regents Certificates Refunding Bonds University Arizona Series C	5.00	6-1-2028	3,250,000	3,354,114
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,138,220
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,470,004
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	16,083,921
Phoenix AZ Civic Improvement Corporation Series B	5.00	7-1-2049	5,570,000	6,779,136
				44,825,395
Water & sewer revenue: 0.04%
Mesa AZ Utility System Revenue	4.00	7-1-2042	1,000,000	1,179,120
Mesa AZ Utility System Revenue	4.00	7-1-2043	1,000,000	1,176,642
				2,355,762
				84,855,038
Arkansas: 0.15%
Miscellaneous revenue: 0.15%
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2038	1,170,000	1,352,514
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2039	1,000,000	1,152,520
See accompanying notes to portfolio of investments

2  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00%	6-1-2040	$ 500,000	$ 574,058
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2045	4,500,000	5,105,292
				8,184,384
California: 5.36%
Airport revenue: 1.21%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,063,961
Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,331,911
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,809,509
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	18,390,692
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2026	2,500,000	2,968,010
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2029	1,875,000	2,374,008
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	34,946,928
San Jose CA Refunding AMT Series A (BAM Insured)	4.00	3-1-2034	1,800,000	2,130,894
				67,015,913
Education revenue: 0.15%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,501,094
University of California Series K	4.00	5-15-2046	5,075,000	5,636,665
				8,137,759
GO revenue: 0.98%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,837,495
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	6,336,190
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	3,126,044
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,898,526
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	5,083,902
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	837,453
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	814,066
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	789,906
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	2,025,544
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,565,086
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,730,727
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,681,600
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00%	6-1-2032	$ 1,660,000	$ 1,359,522
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	980,187
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	12,702,148
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,364,362
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,720,224
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,737,665
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	822,551
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,596,577
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,940,206
				53,949,981
Health revenue: 1.03%
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.20	7-1-2040	21,550,000	21,550,000
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	13,450,000	15,479,185
California PFA Enso Village Project Series B-3 144A	2.13	11-15-2027	4,000,000	4,034,574
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	4.00	5-15-2037	10,025,000	11,210,089
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,517,039
				56,790,887
Housing revenue: 0.12%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	1,121,278
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,162,411	3,726,505
CSCDA Community Improvement Authority Mezzanine Pasadena Portfolio 144A	4.00	12-1-2056	1,500,000	1,564,249
				6,412,032
Miscellaneous revenue: 0.58%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,283,029
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,471,503
Mesa CA Water District Participation Certificates	4.00	3-15-2039	500,000	593,778
Mesa CA Water District Participation Certificates	4.00	3-15-2040	500,000	592,513
Mesa CA Water District Participation Certificates	4.00	3-15-2045	1,200,000	1,404,924
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,960,650
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	4,071,336
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	4,034,221
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,842,893
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,644,086
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,436,034
				32,334,967
See accompanying notes to portfolio of investments

4  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.29%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates (Mizuho Capital Markets LLC LIQ) 144Aø	0.10%	7-11-2040	$15,000,000	$ 15,000,000
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,073,144
				16,073,144
Tobacco revenue: 0.04%
California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	591,283
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	353,982
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	1,390,393
				2,335,658
Transportation revenue: 0.62%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	1.27	4-1-2036	23,545,000	24,778,749
Foothill-Eastern Corridor Transportation Agency Refunding Bond Senior Lien Series A	4.00	1-15-2046	8,500,000	9,695,364
				34,474,113
Utilities revenue: 0.34%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,070,000	18,695,834
				296,220,288
Colorado: 4.72%
Airport revenue: 0.83%
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	17,242,121
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,833,145
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,106,988
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2030	12,780,000	16,565,191
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2035	5,000,000	6,116,290
				45,863,735
Education revenue: 0.73%
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	390,000	449,377
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	639,499
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bonds Series 2013C	5.25	3-1-2033	725,000	776,463
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,219,506
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,003,289
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	335,000	354,111
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,250,000	3,547,583
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,378,199
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Colorado ECFA Charter School Ben Franklin Academy Project	5.00%	7-1-2036	$ 750,000	$ 837,647
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,075,000	1,169,191
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,180,378
Colorado ECFA Charter School New Summit Charter School 144A	4.00	7-1-2051	715,000	755,157
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	310,000	322,049
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	662,239
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	5,690,168
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	6,778,512
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,347,021
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,294,154
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,847,393
Colorado ECFA School Refunding and Improvment Bonds	5.00	3-15-2035	2,000,000	2,505,153
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	836,885
				40,593,974
GO revenue: 0.17%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,049,631
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,127,604
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,362,573
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	611,000	630,833
Colorado Parker Homestead Metropolitan District Refunding & Improvement Bonds Series 2016	5.63	12-1-2044	1,000,000	1,038,053
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	2,281,679
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,139,585
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	650,000	761,605
				9,391,563
Health revenue: 0.27%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	616,625
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	4,000,000	4,869,447
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,164,505
Colorado Health Facilities Authority Refunding & Improvement Bonds Christian Living Project %%	4.00	1-1-2042	1,000,000	1,095,899
See accompanying notes to portfolio of investments

6  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00%	11-15-2043	$ 3,500,000	$ 4,062,702
Colorado Health Facilities Authority Revenue Parkview Medical Center Incorporated	4.00	9-1-2045	500,000	573,284
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,110,953
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	697,811
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	598,952
				14,790,178
Miscellaneous revenue: 0.92%
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	3,109,452
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,570,099
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	759,069
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2036	5,000,000	6,088,904
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	5,000,000	6,035,338
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2039	3,000,000	3,610,533
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2039	3,250,000	3,860,858
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2040	5,550,000	6,651,373
Colorado E-470 Public Highway Authority CAB Series A (NPFGC Insured) ¤	0.00	9-1-2034	4,000,000	3,084,560
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,125,138
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,167,161
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,379,731
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,276,606
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,093,123
Platte Valley CO Fire Protection District Series 2012	5.00	12-1-2036	325,000	327,489
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,332,678
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,233,186
				50,705,298
Tax revenue: 1.28%
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	566,092
Colorado Regional Transportation District Certificate of Participation Series P-3	4.00	7-15-2039	800,000	1,023,772
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	1-15-2031	500,000	649,046
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	7-15-2031	500,000	647,508
Colorado Regional Transportation District Fastracks Project Series 2013A	5.00	11-1-2031	1,000,000	1,052,186
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Colorado Regional Transportation District Fastracks Project Series A	5.00%	11-1-2041	$50,945,000	$ 60,249,666
Commerce City CO Sales and Use Tax Revenue Bond Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,388,343
Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,504,113
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,552,202
				70,632,928
Transportation revenue: 0.28%
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2034	1,300,000	1,671,387
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2035	1,250,000	1,604,102
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2036	1,400,000	1,791,259
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2040	2,000,000	2,231,493
Colorado E-470 Public Highway Authority CAB Series B (NPFGC Insured) ¤	0.00	9-1-2022	4,600,000	4,587,767
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,570,667
				15,456,675
Utilities revenue: 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,272,569
Water & sewer revenue: 0.18%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	6,055,312
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2035	800,000	960,167
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2037	400,000	477,397
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2038	400,000	476,171
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2039	450,000	534,252
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2040	500,000	592,259
East Cherry Creek Valley CO Water and Sanitation District	5.00	11-15-2032	750,000	874,963
				9,970,521
				260,677,441
Connecticut: 1.49%
Education revenue: 0.35%
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,889,059
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	1,208,543
Connecticut HEFA Trinity College Series R	5.00	6-1-2038	1,000,000	1,269,115
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	2,025,511
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,389,587
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	91,310
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	666,643
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	730,670
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	541,856
Connecticut Higher Education Supplemental Loan Authority AMT	3.25	11-15-2036	1,400,000	1,444,446
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2027	610,000	717,230
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	634,627
See accompanying notes to portfolio of investments

8  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority AMT	5.00%	11-15-2029	$ 535,000	$ 649,316
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,898,858
University of Connecticut Series A	5.00	2-15-2040	2,500,000	3,137,335
				19,294,106
GO revenue: 0.26%
Bridgeport CT Series A	4.00	6-1-2039	1,750,000	2,026,095
Connecticut Series B	5.00	6-1-2041	1,250,000	1,604,316
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,369,887
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,304,037
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,569,085
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,066,001
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,708,634
				14,648,055
Health revenue: 0.15%
Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	1,111,114
Connecticut HEFA Stamford Hospital Series M %%	5.00	7-1-2031	3,000,000	3,796,576
Connecticut HEFA Stamford Hospital Series M %%	5.00	7-1-2032	2,705,000	3,465,618
				8,373,308
Miscellaneous revenue: 0.09%
Connecticut GO 2012 Series E	5.00	9-15-2032	4,860,000	5,063,329
Tax revenue: 0.64%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	4.00	5-1-2040	5,000,000	5,946,587
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2040	1,700,000	2,152,855
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,440,557
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	6,244,557
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	9,344,082
				35,128,638
				82,507,436
Delaware: 0.37%
Education revenue: 0.21%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	8,351,482
Kent County DE Charter School Incorporated Project	4.00	5-1-2024	195,000	194,982
Kent County DE Charter School Incorporated Project Series A	4.00	5-1-2041	2,750,000	2,939,348
				11,485,812
Miscellaneous revenue: 0.08%
Delaware EDA YMCA of Delaware Project (PNC Bank NA LOC) ø	0.06	5-1-2036	4,365,000	4,365,000
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.08%
Delaware Transportation Authority U.S. 301 Project	5.00%	6-1-2055	$ 3,950,000	$ 4,505,346
				20,356,158
District of Columbia: 1.47%
Airport revenue: 0.11%
Metropolitan Washington DC Airports Authority Revenue Refunding AMT Series A	4.00	10-1-2040	3,250,000	3,818,388
Metropolitan Washington DC Airports Authority Revenue Refunding AMT Series A	4.00	10-1-2041	2,000,000	2,342,708
				6,161,096
GO revenue: 0.11%
District of Columbia Series A	5.00	6-1-2037	5,000,000	6,070,356
Miscellaneous revenue: 0.30%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,919,711
District of Columbia Series A	5.00	10-15-2044	10,000,000	12,470,072
				16,389,783
Tax revenue: 0.64%
District of Columbia Income Tax Revenue Secured Series A	4.00	3-1-2045	15,980,000	18,615,895
District of Columbia Income Tax Revenue Unrefunded Balance Secured Series G	5.00	12-1-2036	10,065,000	10,138,451
Washington DC Convention and Sports Authority Refunding Senior Lien Series A	4.00	10-1-2036	670,000	795,629
Washington DC Convention and Sports Authority Refunding Senior Lien Series A	4.00	10-1-2037	1,000,000	1,183,846
Washington DC Convention and Sports Authority Refunding Senior Lien Series A	4.00	10-1-2037	1,115,000	1,319,988
Washington DC Convention and Sports Authority Refunding Senior Lien Series A	4.00	10-1-2038	1,000,000	1,180,857
Washington DC Convention and Sports Authority Refunding Senior Lien Series A	4.00	10-1-2039	640,000	753,171
Washington DC Convention and Sports Authority Refunding Senior Lien Series A	4.00	10-1-2039	1,000,000	1,176,829
				35,164,666
Transportation revenue: 0.31%
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B (AGM Insured)	4.00	10-1-2049	8,000,000	9,123,441
Washington DC Metropolitan Area Transit Authroity Series A	4.00	7-15-2045	1,000,000	1,166,377
Washington DC Metropolitan Area Transit Authroity Series A	4.00	7-15-2046	6,000,000	7,079,989
				17,369,807
				81,155,708
See accompanying notes to portfolio of investments

10  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 6.06%
Airport revenue: 2.66%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00%	10-1-2034	$ 1,750,000	$ 2,202,584
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	14,382,015
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	7,300,000	8,245,167
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,532,000
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	8,495,906
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,127,401
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	12,159,037
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	20,871,436
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,920,573
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,593,315
Miami-Dade County FL Aviation Refunding Bond AMT	5.00	10-1-2032	14,000,000	15,743,643
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2039	1,675,000	1,963,621
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2040	1,750,000	2,046,946
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2041	1,500,000	1,749,693
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2033	5,000,000	5,621,146
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	15,750,000	19,193,432
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2030	11,000,000	12,401,410
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	556,126
				146,805,451
Education revenue: 0.68%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,933,894
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	15,094,226
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,335,582
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	551,248
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,238,062
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,648,815
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	7,909,552
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,838,858
				37,550,237
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.59%
Miami-Dade County FL School District	5.00%	3-15-2046	$15,000,000	$ 17,345,207
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	15,255,708
				32,600,915
Health revenue: 0.62%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,358,136
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 ø	0.05	11-15-2037	3,000,000	3,000,000
Hillsborough County FL IDA BayCare Health System Series C (TD Bank NA LOC) ø	0.04	11-1-2038	1,500,000	1,500,000
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,500,159
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	3,958,021
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	6,254,150
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	1,164,191
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2041	750,000	822,056
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2046	750,000	817,536
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2038	1,025,000	1,191,202
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2045	2,500,000	2,843,104
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	875,607
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2523 (Barclays Bank plc LIQ) 144Aø	0.11	8-15-2047	4,000,000	4,000,000
				34,284,162
Housing revenue: 0.06%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	775,000	912,938
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,535,000	2,541,952
				3,454,890
Industrial development revenue: 0.11%
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,139,537
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	3,500,000	3,665,307
				5,804,844
Miscellaneous revenue: 0.41%
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,026,396
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	9,293,213
Indigo FL Community Development District Series C •	7.00	5-1-2030	2,536,248	1,775,374
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	916,000	917,805
Marshall Creek Florida Community Development District	5.00	5-1-2032	1,625,000	1,649,277
Marshall Creek Florida Community Development District	6.32	5-1-2045	115,000	117,558
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,730,474
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,900,452
See accompanying notes to portfolio of investments

12  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Orlando FL Capital Improvement Special Revenue Series B	5.00%	10-1-2036	$ 1,765,000	$ 1,994,355
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	2,272,939
				22,677,843
Resource recovery revenue: 0.08%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,115,617
Tax revenue: 0.15%
Florida Board of Education Public Education Refunding Bond Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,187,331
Transportation revenue: 0.18%
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,876,645
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	5,254,400
				10,131,045
Water & sewer revenue: 0.52%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,212,431
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,537,682
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	3,168,495
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,689,880
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,955,197
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	10,000,000	12,968,064
Viera East Florida Community Development District Water Management Project (NPFGC Insured)	5.75	5-1-2022	2,265,000	2,325,194
				28,856,943
				334,469,278
Georgia: 2.83%
Education revenue: 0.18%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ♣	6.38	7-1-2025	1,705,000	1,435,518
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,647,614
Georgia Private Colleges & Universities Authority Mercer University Project Series A	5.25	10-1-2027	2,655,000	2,655,000
				9,738,132
Energy revenue: 0.08%
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	3,580,000	4,322,966
Health revenue: 0.62%
Brookhaven GA Development Authority Childrens Healthcare Atlanta	4.00	7-1-2044	6,000,000	6,923,258
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Brookhaven GA Development Authority Childrens Healthcare Atlanta	4.00%	7-1-2049	$19,000,000	$ 21,780,908
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,663,550
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,939,210
				34,306,926
Industrial development revenue: 0.12%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series A	4.00	1-1-2054	2,500,000	2,831,302
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	3,000,000	3,514,620
				6,345,922
Tax revenue: 0.16%
Metropolitan Atlanta Rapid Third Indenture Series B	5.00	7-1-2044	7,500,000	8,910,099
Transportation revenue: 0.14%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	2,000,529
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series B 144A¤øø	0.00	6-1-2049	5,600,000	5,802,455
				7,802,984
Utilities revenue: 1.53%
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	20,000,000	20,695,734
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	15,622,542
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	10,591,554
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	5,167,374
Dalton GA Utilities Revenue	4.00	3-1-2040	1,000,000	1,158,690
Dalton GA Utilities Revenue	4.00	3-1-2041	1,000,000	1,154,841
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	461,034
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,672,372
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	15,000,000	16,058,859
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.81	4-1-2048	5,100,000	5,133,083
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,339,779
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2038	1,100,000	1,338,771
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	4.00	1-1-2040	1,075,000	1,252,129
				84,646,762
				156,073,791
See accompanying notes to portfolio of investments

14  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.14%
Airport revenue: 0.01%
Guam Port Authority Private Activity-AMT Bond Series 2018B	5.00%	7-1-2030	$ 500,000	$ 592,901
Housing revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	62,499
Tax revenue: 0.07%
Guam Government Business Privilege Tax Series A %%	4.00	1-1-2042	2,750,000	3,071,747
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,011,316
				4,083,063
Water & sewer revenue: 0.06%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,077,494
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,928,537
				3,006,031
				7,744,494
Hawaii: 0.42%
Airport revenue: 0.42%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	8,460,157
Hawaii AMT Series A	4.00	7-1-2033	1,250,000	1,482,528
Hawaii AMT Series A	4.00	7-1-2034	875,000	1,032,684
Hawaii AMT Series A	4.00	7-1-2035	625,000	736,041
Hawaii AMT Series A	4.00	7-1-2036	300,000	352,140
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,879,547
Hawaii AMT Series C	4.00	7-1-2040	425,000	503,899
				23,446,996
Idaho: 0.14%
Education revenue: 0.14%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	529,029
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	600,000	628,653
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,430,773
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	332,478
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,486,747
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2030	1,360,000	1,505,551
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2038	1,715,000	1,943,919
				7,857,150
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  15

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 12.74%
Airport revenue: 0.54%
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Series B	5.00%	1-1-2026	$ 5,000,000	$ 5,069,282
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,235,939
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,805,956
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,763,679
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,510,338
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,181,293
				29,566,487
Education revenue: 0.45%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	1,250,000	1,373,083
Illinois Finance Authority Bradley University Series B (PNC Bank NA LOC) ø	0.05	4-1-2038	350,000	350,000
Illinois Finance Authority Charter Schools Improvement & Refunding Bonds Series A	6.88	10-1-2031	1,480,000	1,480,000
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,616,665
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	2,187,792
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,983,759
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	2,221,875
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2035	500,000	586,588
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2037	1,000,000	1,166,622
Southern Illinois State University Series 04 (BAM Insured)	5.00	4-1-2032	500,000	639,269
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2026	2,355,000	2,241,726
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2027	2,435,000	2,268,857
				25,116,236
GO revenue: 3.17%
Chicago IL Board of Education CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2025	9,935,000	9,604,102
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2023	2,930,000	2,885,657
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2026	4,245,000	3,969,743
Chicago IL Board of Education Series A	5.00	12-1-2034	3,000,000	3,758,152
Chicago IL Board of Education Series A	5.00	12-1-2037	4,040,000	5,023,875
Chicago IL Board of Education Series A	5.00	12-1-2039	1,600,000	1,979,570
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2030	5,995,000	5,120,315
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,920,880
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,451,192
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,692,713
Chicago IL Series A	5.00	1-1-2027	1,410,000	1,684,352
Chicago IL Series A	5.50	1-1-2033	12,730,000	14,368,980
Chicago IL Series A	5.50	1-1-2034	7,330,000	8,271,726
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,933,746
Chicago IL Series A	6.00	1-1-2038	3,000,000	3,676,570
See accompanying notes to portfolio of investments

16  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL Series C (AGM Insured)	5.00%	11-15-2024	$ 4,240,000	$ 4,461,482
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,669,113
Cook County IL Series C	5.00	11-15-2027	325,000	341,384
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,325,021
Illinois	5.00	11-1-2027	1,175,000	1,394,188
Illinois	5.50	1-1-2030	2,900,000	3,756,980
Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	3,200,000	3,819,280
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,211,099
Illinois Series B	5.00	10-1-2028	2,750,000	3,394,698
Illinois Series B	5.50	5-1-2024	2,500,000	2,814,594
Illinois Series C	4.00	10-1-2038	4,820,000	5,511,615
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	830,000	914,819
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,199,649
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	16,603,351
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,032,054
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	855,000	829,568
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,816,577
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	11,248,091
Lake County IL School District #24 Millburn CAB (NPFGC Insured) ¤	0.00	1-1-2024	2,000,000	1,964,303
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	5,196,048
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,538,660
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM / FGIC Insured) ¤	0.00	1-1-2023	705,000	699,006
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	2,151,554
Peoria IL Refunding Bonds Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,498,539
Sangamon Logan & Menard Counties IL Community Unit School District #15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,702,206
Tazewell County IL School District #51 (NPFGC Insured)	9.00	12-1-2023	350,000	411,966
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2032	400,000	320,849
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	2,830,000	2,203,608
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)	5.00	1-1-2028	500,000	524,469
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	70,000	69,379
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	430,000	425,303
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  17

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00%	11-1-2023	$ 1,000,000	$ 983,760
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,629,669
				175,004,455
Health revenue: 0.51%
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2040	4,300,000	5,089,611
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2041	4,200,000	4,956,430
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2048	2,450,000	2,853,130
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,605,711
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery	4.00	10-1-2050	2,000,000	2,236,229
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2040	4,900,000	5,472,062
Illinois Finance Authority Northwestern Memorial Project	4.00	7-15-2039	2,250,000	2,697,477
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	40,000	40,991
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	1,895,000	1,941,965
Illinois Finance Authority Unrefunded Balance 2020	4.00	6-1-2047	1,065,000	1,091,753
				27,985,359
Housing revenue: 0.10%
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1119 (GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ) 144Aø	0.07	4-1-2041	3,780,000	3,780,000
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2037	1,650,000	1,940,477
				5,720,477
Miscellaneous revenue: 0.63%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	4,306,000	4,433,693
Illinois	5.25	7-1-2030	2,500,000	2,677,924
Illinois	5.50	7-1-2025	6,000,000	6,509,659
Illinois	5.50	7-1-2026	4,450,000	4,815,014
Illinois	5.50	7-1-2033	4,000,000	4,278,818
Illinois Refunding Bond	5.00	8-1-2024	2,000,000	2,075,179
Illinois Refunding Bond	5.00	8-1-2025	6,165,000	6,394,122
Illinois Series C	5.00	11-1-2029	2,965,000	3,553,850
				34,738,259
Tax revenue: 5.69%
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,308,264
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,072,888
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	736,302
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,802,759
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,082,548
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,720,953
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,526,214
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	21,530,547
See accompanying notes to portfolio of investments

18  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chicago IL Transit Authority Sales Tax Receipts Bonds Series A	5.00%	12-1-2045	$ 1,750,000	$ 2,147,681
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,626,434
Cook County IL Series A	4.00	11-15-2041	2,000,000	2,318,937
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	422,314
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	25,236,163
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	26,018,433
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	12,939,043
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	6,915,599
Illinois Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	19,770,877
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,297,619
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	2,214,788
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,005,582
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,912,593
Illinois Sales Tax Revenue Build Illinois Junior Obligation Tax-Exempt Series C	4.00	6-15-2032	5,820,000	6,468,839
Illinois Sales Tax Securitization Series A	4.00	1-1-2048	5,430,000	6,050,479
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,589,481
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,022,654
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,748,971
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	2,286,003
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,916,415
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	17,175,081
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,478,411
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,153,772
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,286,737
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,762,964
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,435,781
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,844,166
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	0.15	1-1-2048	2,000,000	2,000,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2026	12,245,000	11,418,242
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	25,700,000	21,391,326
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	6-15-2031	10,060,000	8,242,060
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2031	9,800,000	7,909,595
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  19

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A %%	4.00%	12-15-2047	$ 2,500,000	$ 2,808,484
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	12,085,000	10,541,309
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,164,248
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	8,950,000	10,428,371
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	3,130,000	2,390,060
				314,119,987
Tobacco revenue: 0.06%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,364,441
Transportation revenue: 0.49%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,374,833
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	4,087,488
Illinois Toll Highway Authority	5.00	1-1-2031	5,000,000	6,437,792
Illinois Toll Highway Authority Toll Senior Series A	5.00	1-1-2041	9,000,000	11,458,596
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,639,494
				26,998,203
Utilities revenue: 0.32%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,135,296
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,294,187
				17,429,483
Water & sewer revenue: 0.78%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	4,600,000	4,805,597
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,655,538
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,058,616
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,604,895
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	4,031,755
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,222,779
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,877,849
				43,257,029
				703,300,416
Indiana: 1.40%
Education revenue: 0.01%
Indiana Finance Authority Educational Facilities Mulitpurpose KIPP Indianapolis Incorporated Project	5.00	7-1-2040	350,000	396,532
See accompanying notes to portfolio of investments

20  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.61%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00%	11-1-2033	$12,885,000	$ 14,655,695
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,639,974
Indiana Finance Authority Kings Daughters Hospital & Health Revenue	5.50	8-15-2040	7,425,000	7,449,768
Indiana Finance Authority Marion General Hospital Series A	4.00	7-1-2045	2,620,000	2,986,263
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,204,557
				33,936,257
Industrial development revenue: 0.30%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,690,048
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,646,146
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	475,000	507,271
Whiting IN Industry Environmental Facilities	5.00	3-1-2046	2,500,000	2,660,600
				16,504,065
Miscellaneous revenue: 0.24%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	7,151,249
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,651,445
Indianapolis IN Industry Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	3,524,316
				13,327,010
Tax revenue: 0.09%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,888,979
Utilities revenue: 0.15%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00	11-1-2030	4,000,000	4,205,435
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,000,000	4,205,435
				8,410,870
				77,463,713
Iowa: 0.04%
GO revenue: 0.04%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,127,072
Kansas: 0.47%
Tax revenue: 0.47%
Kansas Department of Transportation Series C	4.00	9-1-2030	6,650,000	6,865,356
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  21

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Kansas Department of Transportation Series C	4.00%	9-1-2032	$ 7,500,000	$ 7,739,454
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	34,915,000	11,504,611
				26,109,421
Kentucky: 1.83%
Education revenue: 0.04%
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2046	800,000	925,599
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2051	1,250,000	1,439,762
				2,365,361
Health revenue: 0.24%
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2024	9,260,000	8,926,453
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2028	5,140,000	4,474,252
				13,400,705
Industrial development revenue: 0.14%
Meade County KY Industrial Building Revenue Nucor Steel Brandenburg Project ø	0.12	8-1-2061	7,995,000	7,995,000
Miscellaneous revenue: 0.06%
Kentucky State University Certificates of Participation University Project (BAM Insured)	4.00	11-1-2046	640,000	739,979
Kentucky State University Certificates of Participation University Project (BAM Insured)	4.00	11-1-2051	1,000,000	1,150,848
Kentucky State University Certificates of Participation University Project (BAM Insured)	4.00	11-1-2056	1,000,000	1,150,848
				3,041,675
Transportation revenue: 0.17%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,530,782
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,977,024
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,649,405
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C øø	6.40	7-1-2033	1,000,000	1,243,237
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C øø	6.45	7-1-2034	2,505,000	3,104,297
				9,504,745
Utilities revenue: 1.18%
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	8,849,532
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,250,000	25,606,899
See accompanying notes to portfolio of investments

22  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Kentucky Public Energy Authority Gas Supply Series C	4.00%	12-1-2049	$ 5,385,000	$ 5,997,330
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	21,000,000	24,562,751
				65,016,512
				101,323,998
Louisiana: 0.61%
Airport revenue: 0.33%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,399,510
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	5,088,440
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,344,970
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,750,000	2,117,278
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,112,631
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,807,570
Port of New Orleans LA AMT Series E	5.00	4-1-2040	2,000,000	2,439,411
				18,309,810
GO revenue: 0.01%
New Orleans LA (FGIC Insured)	5.50	12-1-2021	720,000	726,069
Miscellaneous revenue: 0.04%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,880,000	2,029,301
Water & sewer revenue: 0.23%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	6,075,000	6,160,321
New Orleans LA Series B (AGM Insured)	4.00	6-1-2038	350,000	406,559
New Orleans LA Series B (AGM Insured)	4.00	6-1-2039	400,000	463,452
New Orleans LA Series B (AGM Insured)	4.00	6-1-2040	350,000	404,641
New Orleans LA Series B	4.00	6-1-2050	1,200,000	1,357,941
New Orleans LA Series B	5.00	6-1-2045	1,500,000	1,864,091
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	833,268
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,122,354
				12,612,627
				33,677,807
Maine: 0.23%
Health revenue: 0.23%
Maine HEFA Mainehealth Series A	4.00	7-1-2040	1,700,000	1,981,059
Maine HEFA Mainehealth Series A	4.00	7-1-2045	4,500,000	5,171,468
Maine HEFA Series A (AGM Insured)	4.00	7-1-2046	500,000	586,287
Maine HEFA Series A (AGM Insured)	4.00	7-1-2050	1,000,000	1,168,159
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,742,219
Maine HEFA Series A	5.00	7-1-2029	455,000	588,681
Maine HEFA Series A	5.00	7-1-2029	1,080,000	1,362,661
				12,600,534
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  23

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.03%
Education revenue: 0.34%
Maryland Economic Development Corporation Salisbury University Project	5.00%	6-1-2027	$ 235,000	$ 241,244
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	204,778
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,728,574
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,641,745
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,842,847
				18,659,188
Health revenue: 0.23%
Maryland HEFA Frederick Health System	4.00	7-1-2045	745,000	854,884
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	967,171
Tender Option Bond Trust Receipts/Certificates (Deutsche Bank LIQ) 144Aø	0.09	8-15-2042	10,590,000	10,590,000
				12,412,055
Miscellaneous revenue: 0.40%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	6,000,000	7,201,613
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	2,500,000	2,810,522
Maryland Series A	4.00	3-15-2034	10,000,000	12,124,213
				22,136,348
Water & sewer revenue: 0.06%
Baltimore MD Water Projects Series A	4.00	7-1-2039	500,000	594,126
Baltimore MD Water Projects Series A	4.00	7-1-2040	500,000	591,931
Baltimore MD Water Projects Series A	4.00	7-1-2045	2,000,000	2,336,656
				3,522,713
				56,730,304
Massachusetts: 3.04%
Airport revenue: 0.42%
Massachusetts AMT Series B	4.00	7-1-2046	1,750,000	1,937,839
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	16,840,000	21,142,536
				23,080,375
Education revenue: 0.16%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	1,081,961
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,872,095
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2040	2,000,000	2,291,344
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2045	1,200,000	1,351,423
See accompanying notes to portfolio of investments

24  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Massachusetts Development Finance Agency Lasell University Project	4.00%	7-1-2050	$ 1,000,000	$ 1,121,597
Massachusetts Development Finance Agency Suffolk University Project	4.00	7-1-2046	1,000,000	1,132,872
				8,851,292
GO revenue: 0.19%
Massachusetts	5.00	3-1-2041	7,500,000	8,293,399
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,210,882
				10,504,281
Health revenue: 0.11%
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2040	1,000,000	1,164,884
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2041	1,200,000	1,394,286
Massachusetts Development Finance Agency Wellforce Incorporated Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,878,372
Massachusetts HEFA Partners Healthcare Systems Series F3 (TD Bank NA LOC) ø	0.05	7-1-2040	855,000	855,000
				6,292,542
Miscellaneous revenue: 0.20%
Massachusetts Series A	5.00	12-1-2036	10,850,000	10,933,959
Tax revenue: 0.99%
Massachusetts Series F	5.00	11-1-2041	5,000,000	6,175,697
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,898,665
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	14,167,809
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	26,672,883
				54,915,054
Water & sewer revenue: 0.97%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2036	19,180,000	28,875,983
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	24,519,096
				53,395,079
				167,972,582
Michigan: 3.41%
Airport revenue: 0.13%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	7,011,417
Education revenue: 0.35%
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,354,749
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,138,376
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  25

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25%	12-1-2039	$ 2,220,000	$ 2,226,013
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.30	9-1-2030	1,195,000	1,259,167
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	1,271,981
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	5.00	9-1-2050	4,530,000	4,776,170
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,084,799
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,091,777
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,182,441
				19,385,473
GO revenue: 0.14%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,156,100
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,559,391
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,451,846
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,908,909
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,532,505
				7,608,751
Health revenue: 0.05%
Kentwood MI EDA Limited Obligation Holland Home Project %%	4.00	11-15-2031	1,000,000	1,097,494
Kentwood MI EDA Limited Obligation Holland Home Project %%	4.00	11-15-2043	750,000	799,225
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2045	750,000	823,049
				2,719,768
Miscellaneous revenue: 1.06%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	15,282,179
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,775,061
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	7,000,000	7,451,924
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,512,257
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,258,202
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,357,613
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,458,348
See accompanying notes to portfolio of investments

26  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Michigan Finance Authority Local Government Loan Program Series H-1	5.00%	10-1-2039	$ 7,955,000	$ 8,924,209
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	20,000	20,025
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,841
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,770,514
				58,732,173
Tax revenue: 0.47%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	17,831,042
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	7,895,000	8,400,377
				26,231,419
Water & sewer revenue: 1.21%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	10,098,627
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	12,433,901
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	12,398,780
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	7,290,076
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,627,086
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,258,327
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2026	1,945,000	2,196,223
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,551,909
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,924,376
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2032	5,750,000	6,437,190
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,304,766
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,129,163
				66,650,424
				188,339,425
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  27

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.41%
GO revenue: 0.01%
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00%	2-1-2030	$ 225,000	$ 256,258
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2032	240,000	271,407
				527,665
Health revenue: 0.32%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,592,756
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	14,000,000	15,061,994
				17,654,750
Utilities revenue: 0.08%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,610,868
				22,793,283
Mississippi: 0.14%
Miscellaneous revenue: 0.14%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	7,465,000	7,747,877
Missouri: 0.63%
GO revenue: 0.10%
St. Louis MO Special Administrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,494,601
Miscellaneous revenue: 0.46%
Kansas City MO IDA	5.00	3-1-2037	3,000,000	3,679,675
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	18,075,000	21,855,775
				25,535,450
Tax revenue: 0.07%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	3,540,000	3,604,964
				34,635,015
Nebraska: 0.22%
Health revenue: 0.02%
Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,346,497
Utilities revenue: 0.20%
Central Plains Energy Project Nebraska Refunding Bond Project #3	5.00	9-1-2033	6,000,000	7,990,253
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,880,024
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,020,000	1,062,845
				10,933,122
				12,279,619
See accompanying notes to portfolio of investments

28  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 2.20%
GO revenue: 2.18%
Clark County NV Refunding Bond Limited Tax	4.00%	7-1-2032	$ 6,000,000	$ 6,930,831
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	10,959,802
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	1,006,033
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	1,062,021
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	1,000,558
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,174,103
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	1,146,991
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,164,074
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	1,062,805
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,219,783
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,277,461
Clark County NV Series A	5.00	6-1-2043	9,360,000	11,292,451
Clark County NV Series A	5.00	5-1-2048	50,215,000	60,217,702
Henderson NV Limited Tax Utillity System Series A-1	4.00	6-1-2045	9,140,000	10,688,898
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	4,817,541
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	3,954,575
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,536,547
				120,512,176
Miscellaneous revenue: 0.02%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	330,000	338,247
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	260,000	275,727
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	135,000	146,918
				760,892
				121,273,068
New Hampshire: 0.21%
Health revenue: 0.07%
New Hampshire HEFA Kendal at Hanover Project Series B (TD Bank NA LOC) ø	0.05	10-1-2030	3,960,000	3,960,000
Housing revenue: 0.14%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	6,352,550	7,553,619
				11,513,619
New Jersey: 4.09%
Airport revenue: 0.03%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,545,326
Education revenue: 0.20%
Atlantic City NJ Improvement Authority Stockton University Project (AGM Insured)	4.00	7-1-2047	750,000	874,878
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  29

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00%	6-15-2025	$ 5,830,000	$ 6,522,289
Rutgers NJ State University Series L	5.00	5-1-2033	3,560,000	3,828,573
				11,225,740
GO revenue: 0.38%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,709,522
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,700,292
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,503,147
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,822,141
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,476,632
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	438,922
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	448,910
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	458,671
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	417,915
				20,976,152
Industrial development revenue: 0.19%
New Jersey EDA	5.00	3-1-2025	4,000,000	4,261,059
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	6,211,817
				10,472,876
Miscellaneous revenue: 1.04%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	2,620,000	2,664,666
New Jersey EDA Revenue Unrefunded Refunding Bonds School Facilities	5.00	3-1-2026	3,645,000	3,713,109
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,710,356
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC / NPFGC Insured, Bank of America NA LIQ) 144Aø	0.09	7-1-2026	4,000,000	4,000,000
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0205 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.08	6-15-2050	14,635,000	14,635,000
Newark NJ Housing Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.00	1-1-2032	7,620,000	9,021,050
Newark NJ Housing Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.25	1-1-2024	1,225,000	1,321,486
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	10,000,000	10,078,713
				57,144,380
Tax revenue: 0.60%
New Jersey Covid-19 Emergency Series A	4.00	6-1-2032	12,050,000	14,963,595
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	18,413,721
				33,377,316
Transportation revenue: 1.65%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	1,070,695
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	8,930,561
See accompanying notes to portfolio of investments

30  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New Jersey TTFA CAB Series A ¤	0.00%	12-15-2029	$11,875,000	$ 10,204,413
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,639,294
New Jersey TTFA CAB Series A %%	5.00	6-15-2038	2,000,000	2,497,274
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	8,000,000	6,670,917
New Jersey TTFA Series A ¤	0.00	12-15-2039	10,000,000	6,254,387
New Jersey TTFA Series A	5.00	6-15-2038	4,285,000	4,427,298
New Jersey TTFA Series A	5.00	6-15-2042	2,040,000	2,107,745
New Jersey TTFA Series A (NPFGC Insured)	5.75	6-15-2025	10,000,000	11,893,240
New Jersey TTFA Series AA	4.00	6-15-2045	2,195,000	2,519,544
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,798,014
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,100,328
New Jersey TTFA Series AA	5.00	6-15-2045	3,500,000	4,357,931
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,763,541
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	1,500,000	1,852,272
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	8,000,000	9,130,121
				91,217,575
				225,959,365
New Mexico: 0.13%
Housing revenue: 0.00%
New Mexico Mortgage Finance Authority Single-Family Mortgage Revenue Class I (GNMA / FNMA / FHLMC Insured)	5.35	3-1-2030	205,000	205,542
Utilities revenue: 0.13%
Farmington NM Public Service Company of New Mexico San Juan Project Series A ø	0.11	6-1-2040	1,045,000	1,045,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,140,000	5,908,272
				6,953,272
				7,158,814
New York: 10.29%
Airport revenue: 0.67%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	3.00	8-1-2031	2,000,000	2,139,363
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2039	700,000	793,072
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2040	900,000	1,018,145
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	1,000,000	1,265,757
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	700,000	875,027
Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	2,052,888
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	20,597,899
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  31

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Port Authority of New York & New Jersey Series 211	5.00%	9-1-2048	$ 2,000,000	$ 2,434,202
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	5,731,845
				36,908,198
Education revenue: 0.57%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	5,000,000	5,044,485
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	10,030,000	11,287,560
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,455,165
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	1,141,732
New York Dormitory Authority New York University Series A	5.00	7-1-2049	4,265,000	5,319,173
New York Dormitory Authority St. John's University Series A	4.00	7-1-2048	2,000,000	2,346,525
Westchester County NY Local Development Pace University Series B øø	0.30	5-1-2044	5,000,000	5,000,000
				31,594,640
GO revenue: 0.66%
New York NY Fiscal 2020 Subordinate Bond Series B-1	4.00	8-1-2039	3,000,000	3,529,387
New York NY Fiscal 2020 Subordinate Bond Series B-1	5.00	10-1-2038	2,650,000	3,334,413
New York NY Fiscal 2020 Subordinate Bond Series C	4.00	8-1-2037	8,800,000	10,413,634
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,202,849
New York NY Series S-2	5.00	7-15-2041	13,805,000	15,960,279
				36,440,562
Health revenue: 0.08%
Tender Option Bond Trust/Floater Certificates Series 2020-XG0294 (FHA Insured, Bank of America NA LIQ) 144Aø	0.09	2-1-2050	4,200,000	4,200,000
Industrial development revenue: 0.77%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	1,016,229
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2041	2,000,000	2,296,278
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2046	1,500,000	1,701,049
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	20,000,000	24,960,896
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2032	5,000,000	5,997,898
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2035	1,850,000	2,323,424
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2036	1,750,000	2,199,243
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	1,750,000	2,192,558
				42,687,575
See accompanying notes to portfolio of investments

32  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.13%
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00%	10-1-2034	$ 1,750,000	$ 2,184,428
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,247,236
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	4.00	1-1-2032	1,000,000	1,218,391
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	5.00	1-1-2031	1,000,000	1,317,340
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	1,000,000	987,129
				6,954,524
Tax revenue: 3.39%
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,551,320
New York Dormitory Authority Series D	4.00	2-15-2037	4,480,000	5,261,624
New York Dormitory Authority State Personal Income Tax General Purpose Series D	4.00	2-15-2047	14,000,000	16,075,788
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	8,342,641
New York Dormitory Authority State Personal Income Tax Series D	4.00	2-15-2038	5,000,000	5,858,416
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	11,528
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	9,590,000	10,932,027
New York Dormitory Authority State Personal Income Tax Unrefunded Bonds General Purpose Series D	5.00	3-15-2042	1,500,000	1,531,996
New York NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	5,234,854
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,592,674
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,789,990
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,790,968
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2035	5,000,000	5,947,688
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2045	4,000,000	4,614,000
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	6,284,746
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,255,701
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,869,999
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	10,000,000	11,497,832
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	35,560,000	40,855,087
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  33

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Triborough NY Bridge & Tunnel Authority Subordinated Bond Series A1	4.00%	5-15-2046	$ 3,500,000	$ 4,067,002
Triborough NY Bridge & Tunnel Authority Subordinated Bond Series A1	5.00	5-15-2051	7,750,000	9,725,742
				187,091,623
Transportation revenue: 1.21%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	1,670,000	1,689,988
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2030	950,000	995,586
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	0.45	11-1-2031	15,000,000	15,002,126
New York Metropolitan Transportation Authority Series D	5.00	11-15-2029	20,000,000	20,961,992
New York Metropolitan Transportation Authority Subordinated Bond Series A1	5.00	11-15-2048	7,300,000	8,269,208
Triborough NY Bridge & Tunnel Authority	5.00	11-15-2049	7,750,000	9,808,489
Triborough NY Bridge & Tunnel Authority Subordinated Bonds series B-2 (State Street Bank & Trust Company LOC) ø	0.05	1-1-2032	10,000,000	10,000,000
				66,727,389
Utilities revenue: 0.63%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	26,903,259
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	4,437,453
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,533,910
				34,874,622
Water & sewer revenue: 2.18%
New York NY Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	5,774,300
New York NY Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	12,307,476
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	3,000,000	3,646,745
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	31,872,308
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	30,553,662
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,462,306
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	15,000,000	17,621,087
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	14,002,787
Western Nassau County NY Water Authority Series A	4.00	4-1-2046	1,100,000	1,285,440
Western Nassau County NY Water Authority Series A	4.00	4-1-2051	1,000,000	1,164,343
				120,690,454
				568,169,587
See accompanying notes to portfolio of investments

34  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.96%
Airport revenue: 0.08%
Raleigh Durham NC Airport Authority Refunding AMT Series A	5.00%	5-1-2035	$ 3,400,000	$ 4,285,292
Education revenue: 0.13%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,181,825
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	565,882
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	734,504
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,231,577
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,807,577
University of North Carolina Chapel Hill Series 2009- A (TD Bank NA SPA) ø	0.06	2-1-2024	840,000	840,000
				7,361,365
Health revenue: 0.50%
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	21,306,360
Charlotte-Mecklenburg NC Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	623,056
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,754,216
North Carolina Medical Care Commission Forest Duke Project	4.00	9-1-2051	1,100,000	1,254,609
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,644,513
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	396,282
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	514,253
				27,493,289
Housing revenue: 0.04%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	1,000,000	1,186,605
North Carolina Facilities Finance Agency The NCA&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,145,865
				2,332,470
Miscellaneous revenue: 0.07%
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,168,766
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,076,159
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,133,777
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	477,533
				3,856,235
Transportation revenue: 0.14%
North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,432,018
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  35

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00%	7-1-2042	$ 500,000	$ 566,352
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	5,569,768
				7,568,138
				52,896,789
North Dakota: 0.28%
Miscellaneous revenue: 0.20%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	10,737,105
Water & sewer revenue: 0.08%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,657,489
				15,394,594
Ohio: 2.02%
Education revenue: 0.03%
Allen County OH Port Authority	4.00	12-1-2035	650,000	733,374
Allen County OH Port Authority	4.00	12-1-2040	720,000	799,421
				1,532,795
GO revenue: 0.03%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,625,344
Health revenue: 0.89%
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,721,427
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,970,709
Hamilton County OH Hospital Facilties Revenue Bonds	5.00	9-15-2045	7,500,000	9,207,579
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	17,974,773
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2041	1,100,000	1,256,040
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2041	3,730,000	4,295,058
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2047	3,000,000	3,387,075
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	3,000,000	3,395,477
				49,208,138
Miscellaneous revenue: 0.77%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,333,445
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,841,076
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,562,273
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,599,481
See accompanying notes to portfolio of investments

36  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00%	12-31-2039	$ 2,500,000	$ 2,817,614
Ohio Series A	5.00	2-1-2036	4,265,000	4,995,725
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,506,250
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,409,708
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,289,576
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	2,870,000	2,874,316
				42,229,464
Tax revenue: 0.11%
Franklin County OH	5.00	6-1-2048	5,000,000	6,083,489
Transportation revenue: 0.19%
Ohio Turnpike Commission CAB Series A-4 øø	5.70	2-15-2034	8,500,000	10,584,793
				111,264,023
Oklahoma: 1.06%
Airport revenue: 0.65%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	10,911,966
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	13,898,608
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,169,505
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,389,072
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,561,422
				35,930,573
Miscellaneous revenue: 0.36%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,371,289
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,356,657
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	4,440,000	5,152,084
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	6,376,680
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	4,000,000	4,609,927
				19,866,637
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,156,304
Water & sewer revenue: 0.03%
McGee Creek OK Authority (NPFGC Insured)	6.00	1-1-2023	1,250,000	1,300,406
				58,253,920
Oregon: 0.53%
GO revenue: 0.16%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	3,298,902
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  37

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Jackson County OR School District #005 (AGM Insured)	5.00%	6-15-2031	$ 2,125,000	$ 2,724,894
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	3,003,846
				9,027,642
Health revenue: 0.33%
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13	11-15-2040	500,000	551,306
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25	11-15-2050	500,000	550,629
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	1,104,003
Medford OR Hospital Facilities Refunding Bonds Asante Project Series A (AGM Insured)	4.00	8-15-2045	13,650,000	15,856,398
				18,062,336
Utilities revenue: 0.04%
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2045	1,260,000	1,477,305
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	934,238
				2,411,543
				29,501,521
Pennsylvania: 4.55%
Airport revenue: 0.46%
Philadelphia PA Airport Series A (AGM Insured)	4.00	7-1-2046	2,000,000	2,291,858
Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	11,804,122
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,214,664
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	904,948
Philadelphia PA Airport Series B	5.00	7-1-2042	7,860,000	9,349,619
				25,565,211
Education revenue: 0.24%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,692,954
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,842,978
Pennsylvania Higher Educational Facilities Revenue Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	6,022,527
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,282,215
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	292,916
Philadelphia PA IDA University Revenue Refunding Bond St. Joesph's University Project	4.00	11-1-2038	1,000,000	1,157,214
				13,290,804
GO revenue: 0.39%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,347,449
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,409,709
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,204,555
See accompanying notes to portfolio of investments

38  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
North Pocono PA School District Notes Series A (AGM Insured)	4.00%	9-15-2029	$ 2,170,000	$ 2,594,356
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	2,064,830
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,344,732
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,530,182
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,575,181
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,630,153
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,698,187
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,314,281
				21,713,615
Health revenue: 1.05%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	2,250,000	2,608,603
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	4,042,755
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	11,060,154
Geisinger PA Health System Series A-1	4.00	4-1-2050	8,000,000	9,067,748
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	3,192,191
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,151,823
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	5,166,722
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.14	9-1-2050	10,000,000	10,000,000
Pennsylvania EDFA Series A-1	4.00	4-15-2045	6,500,000	7,476,008
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	760,057
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	1,014,381
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	625,000	731,760
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2029	700,000	886,726
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2030	550,000	707,355
				57,866,283
Industrial development revenue: 0.42%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond %%	5.00	5-1-2036	750,000	939,520
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond %%	5.00	5-1-2042	2,000,000	2,472,358
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2030	600,000	706,600
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	16,375,000	19,238,642
				23,357,120
Miscellaneous revenue: 0.93%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	9,425,000	13,435,793
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,540,924
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  39

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (NPFGC Insured) ¤	0.00%	12-1-2025	$ 1,060,000	$ 1,008,807
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,696,246
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,498,611
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,290,211
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	19,934,424
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2030	1,065,000	1,231,529
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2031	1,110,000	1,276,605
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,323,986
				51,237,136
Tax revenue: 0.13%
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	6,000,000	7,326,248
Transportation revenue: 0.65%
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	12,095,818
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	5,905,000	7,354,664
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,110,041
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2044	3,000,000	3,500,707
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,409,202
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,769,784
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,543,995
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,005,000	6,108,805
				35,893,016
Water & sewer revenue: 0.28%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	5,500,000	5,910,681
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,270,393
				15,181,074
				251,430,507
Puerto Rico: 0.04%
Tax revenue: 0.04%
Puerto Rico Commonwealth Public Improvement Series A (AGC Insured)	5.50	7-1-2029	1,080,000	1,200,094
Puerto Rico Highway & Transportation Authority Series CC (AGM Insured)	5.50	7-1-2029	825,000	922,748
				2,122,842
See accompanying notes to portfolio of investments

40  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island: 0.09%
Airport revenue: 0.05%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00%	7-1-2031	$ 2,115,000	$ 2,565,464
Education revenue: 0.04%
Rhonde Island HEFA Building Corporation Providence College Series A	5.00	11-1-2046	1,855,000	2,368,739
				4,934,203
South Carolina: 0.50%
Education revenue: 0.22%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	335,000	335,155
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,804,990
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,779,206
				11,919,351
Resource recovery revenue: 0.04%
South Carolina Jobs EDA	8.00	12-6-2029	370,000	332,603
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,880,000	752,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	1,100,000
				2,184,603
Utilities revenue: 0.21%
Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,040,000	9,730,598
South Carolina Public Service Authority Refunding & Improvement Bonds Series A	4.00	12-1-2040	1,500,000	1,753,325
				11,483,923
Water & sewer revenue: 0.03%
Columbia SC Waterworks Series 2009 (Sumitomo Mitsui Banking Corporation LOC) ø	0.05	2-1-2038	1,760,000	1,760,000
				27,347,877
South Dakota: 0.40%
Health revenue: 0.26%
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	14,071,857
Housing revenue: 0.14%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	802,187
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,223,971
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,153,110
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,827,014
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  41

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00%	4-1-2032	$ 1,010,000	$ 1,233,522
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,523,072
				7,762,876
				21,834,733
Tennessee: 0.61%
Airport revenue: 0.11%
Memphis Shelby County TN Airport Authority AMT Series A	5.00	7-1-2049	5,000,000	6,190,087
Utilities revenue: 0.50%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	20,000,000	22,414,410
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	3,000,000	3,912,191
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,211,037
				27,537,638
				33,727,725
Texas: 9.55%
Airport revenue: 1.01%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	9,015,711
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,944,374
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	13,297,549
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	20,839,517
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,930,063
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,757,570
				55,784,784
Education revenue: 0.43%
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,294,356
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,938,819
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,763,888
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	763,954
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,787,154
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	792,112
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	910,632
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,212,300
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,088,999
				23,552,214
See accompanying notes to portfolio of investments

42  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.07%
El Paso TX	4.00%	8-15-2031	$ 6,500,000	$ 7,486,014
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,133,797
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,620,007
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	10,416,304
Palestine TX Certificates of Obligation (AGM Insured)	4.00	2-15-2051	4,000,000	4,492,193
Port Isabel TX 144A	5.10	2-15-2049	975,000	1,094,057
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,508,464
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,936,781
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	14,811,098
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,521,693
Temple TX Refunding Bonds	5.00	8-1-2032	1,070,000	1,245,743
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	28,544,389
Travis County TX	5.00	3-1-2036	12,470,000	15,650,002
Travis County TX	5.00	3-1-2039	6,250,000	7,790,344
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2033	555,000	598,972
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	630,000	679,306
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	835,000	900,350
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	655,000	705,420
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	865,000	931,585
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	680,000	731,471
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	905,000	973,502
Williamson County TX	4.00	2-15-2031	6,195,000	6,515,463
				114,286,955
Health revenue: 0.15%
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,531,107
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,701,002
New Hope ECFA Children's Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	2,329,688
				8,561,797
Industrial development revenue: 0.03%
Port Beaumont TX Navigation District Dock & Wharf Facility Jefferson Gulf Coast Energy Project 144A	3.00	1-1-2050	2,000,000	1,872,748
Miscellaneous revenue: 0.55%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	3,575,000	3,665,628
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	2,440,000	2,442,066
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,770,000	1,836,685
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	8,355,000	8,669,775
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,658,541
Texas PFA	4.00	2-1-2034	5,000,000	5,918,378
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  43

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Texas PFA	4.00%	2-1-2035	$ 2,000,000	$ 2,363,088
Texas PFA	4.00	2-1-2036	2,175,000	2,560,996
				30,115,157
Tax revenue: 0.76%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,455,000	33,099,556
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,809,465
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,291,515
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,637,642
				41,838,178
Transportation revenue: 1.64%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	3,963,472
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,681,497
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	2,986,433
Central Texas Regional Mobility Authority Senior Lien Series B	4.00	1-1-2041	800,000	922,647
Central Texas Regional Mobility Authority Senior Lien Series B	5.00	1-1-2046	1,600,000	1,994,329
Grand Parkway Transportation Corporation Texas CAB Series B øø	4.95	10-1-2029	1,015,000	1,172,759
Grand Parkway Transportation Corporation Texas Series B øø	5.05	10-1-2030	2,000,000	2,304,370
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2045	18,085,000	20,804,496
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2049	19,265,000	22,044,585
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,095,553
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,542,326
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	3,000,000	3,468,919
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,458,727
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,000,304
				90,440,417
Utilities revenue: 0.33%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bonds Series 2018	2.75	2-1-2048	11,000,000	11,309,430
Texas Municipal Gas Acquisition & Supply Corporation Refunding Bond	5.00	12-15-2032	5,000,000	6,690,264
				17,999,694
Water & sewer revenue: 2.58%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	17,955,519
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,466,830
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	3,975,974
See accompanying notes to portfolio of investments

44  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Tarrant TX Regional Water District	5.00%	3-1-2049	$15,000,000	$ 16,698,140
Texas Series A	4.00	10-15-2036	5,000,000	5,822,087
Texas Series B	5.00	4-15-2049	42,000,000	51,921,080
Texas Water Development Board	4.00	8-1-2038	2,500,000	3,005,320
Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	13,535,937
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,015,000	1,216,624
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,781,133
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	7,751,489
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,905,000	11,627,312
				142,757,445
				527,209,389
Utah: 0.46%
Airport revenue: 0.39%
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	3,043,177
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,829,356
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	3,011,635
Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,644,954
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,608,463
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,652,010
				21,789,595
Education revenue: 0.04%
University of Utah (Citibank NA LIQ) 144Aø	0.08	2-1-2023	2,000,000	2,000,000
Miscellaneous revenue: 0.03%
Mida Mountain UT Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2050	1,500,000	1,557,480
				25,347,075
Virginia: 0.34%
GO revenue: 0.12%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,825,783
Health revenue: 0.06%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Prooject	5.00	9-1-2040	3,290,000	3,127,636
Tax revenue: 0.02%
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	397,000	192,335
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	106,431
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	618,126
				916,892
Transportation revenue: 0.14%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	4,000,000	4,040,983
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,043,848
				8,084,831
				18,955,142
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  45

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 3.64%
Airport revenue: 0.35%
Port of Seattle WA Revenue AMT Intermediate Lien	5.00%	4-1-2044	$16,000,000	$ 19,217,435
Education revenue: 0.05%
Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	1,138,225
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	967,790
Washington HEFA Seattle University Project	5.00	5-1-2032	335,000	422,593
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	377,235
				2,905,843
GO revenue: 1.69%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,619,887
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,927,240
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,696,606
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	11,171,974
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	11,741,913
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	707,396
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,238,049
Seattle WA	4.00	12-1-2040	2,500,000	2,759,192
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,741,979
Washington Motor Vehicle Fuel Tax	5.00	6-1-2040	10,000,000	12,706,326
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	9,976,739
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,802,547
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,158,348
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,966,355
Washington Series RA	4.00	7-1-2030	7,950,000	8,158,313
				93,372,864
Health revenue: 0.25%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	495,000	508,995
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,259,182
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,707,247
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	3,000,000	3,442,318
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	4.00	12-1-2045	2,450,000	2,820,379
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,268,416
				14,006,537
Housing revenue: 0.10%
Washington Housing Finance Commission Municipal Certificates Series 1 Class A	3.50	12-20-2035	4,727,958	5,456,120
Miscellaneous revenue: 0.22%
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	2,084,326
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,186,071
See accompanying notes to portfolio of investments

46  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Washington Certificate of Participation	5.00%	7-1-2040	$ 1,480,000	$ 1,850,511
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,939,678
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,932,966
				11,993,552
Tax revenue: 0.57%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	11,103,007
Washington Convention Center Junior Lodging Tax Notes	4.00	7-1-2031	5,250,000	6,145,412
Washington Motor Vehicle Fuel Tax Series B	5.00	6-1-2036	5,000,000	6,416,619
Washington Series B	5.00	8-1-2037	6,400,000	7,637,173
				31,302,211
Utilities revenue: 0.15%
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2034	2,500,000	3,258,136
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2035	4,120,000	5,358,066
				8,616,202
Water & sewer revenue: 0.26%
King County WA Refunding Bonds	5.00	7-1-2042	4,660,000	5,574,303
King County WA Refunding Bonds Series A	5.00	7-1-2047	7,510,000	8,629,365
				14,203,668
				201,074,432
West Virginia: 0.15%
GO revenue: 0.05%
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,957,628
Tax revenue: 0.10%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	4.13	6-1-2043	1,600,000	1,775,397
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,856,476
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	772,423
				5,404,296
				8,361,924
Wisconsin: 2.84%
Education revenue: 0.36%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,259,544
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	4,945,572
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	165,000	175,690
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,647,679
See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  47

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin PFA Carolina International School Series A 144A	7.00%	8-1-2043	$ 1,575,000	$ 1,710,629
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,022,876
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,535,353
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,797,206
				20,094,549
GO revenue: 0.17%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,874,689
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,573,610
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	3,952,772
				9,401,071
Health revenue: 0.95%
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.06	6-1-2045	5,320,000	5,320,000
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,925,000	5,676,790
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	14,243,807
Wisconsin PFA Series A	4.00	10-1-2049	24,500,000	27,416,850
				52,657,447
Housing revenue: 0.65%
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	371,014
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	873,659
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,030,361
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,618,567
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	2,044,119
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,527,324
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,711,667
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,829,859
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,729,510
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	19,851,871
				35,587,951
Miscellaneous revenue: 0.07%
Wisconsin Series A	5.00	6-1-2033	3,420,000	3,974,417
Tax revenue: 0.64%
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	24,250,657
Mount Pleasant WI Series A	5.00	4-1-2048	650,000	771,185
Mount Pleasant WI Series A	5.00	4-1-2048	6,910,000	8,129,116
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2037	1,600,000	1,025,086
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2038	1,600,000	976,253
				35,152,297
				156,867,732
Total Municipal obligations (Cost $5,039,139,313)				5,399,044,373

See accompanying notes to portfolio of investments

48  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.27%
Investment companies: 1.27%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	70,335,597	$ 70,370,765
Total Short-term investments (Cost $70,363,575)				70,370,765
Total investments in securities (Cost $5,126,502,888)	99.36%			5,486,415,138
Other assets and liabilities, net	0.64			35,473,629
Total net assets	100.00%			$5,521,888,767

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
•	The Fund has stopped accruing interest on this security.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
♣	On the last interest date, partial interest was paid.

See accompanying notes to portfolio of investments

Wells Fargo Municipal Bond Fund  |  49

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$40,464,418	$129,356,117	$(99,460,271)	$3,351	$7,150	$70,370,765	70,335,597	$1,639
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Ultra Treasury Notes	(120)	12-21-2021	$(17,827,296)	$(17,430,000)	$397,296	$0
See accompanying notes to portfolio of investments

50  |  Wells Fargo Municipal Bond Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Municipal Bond Fund  |  51

Notes to portfolio of investments—September 30, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$17,000,000	$0	$17,000,000
Municipal obligations	0	5,399,044,373	0	5,399,044,373
Short-term investments
Investment companies	70,370,765	0	0	70,370,765
	70,370,765	5,416,044,373	0	5,486,415,138
Futures contracts	397,296	0	0	397,296
Total assets	$70,768,061	$5,416,044,373	$0	$5,486,812,434
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

52  |  Wells Fargo Municipal Bond Fund